CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 23,849	$ 20,456
Cost of goods sold	12,210	11,176
Gross profit	11,639	9,280
Sales and marketing	17,850	16,655
General and administrative	16,051	13,124
Research and development	7,727	7,754
FiberCel litigation costs, net	5,200	276
Total operating expenses	46,828	37,809
Loss from continuing operations	(35,189)	(28,529)
Interest expense	5,118	5,324
Other income, net	(4,159)	(3,579)
Loss before provision for income taxes	(36,148)	(30,274)
Income tax expense	34	55
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(36,182)	(30,329)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	3,285	5,497
Net loss	$ (32,897)	$ (24,832)
Net loss per share from continuing operations attributable to commons stockholders - basic (in dollar per share)	$ (2.62)	$ (2.90)
Net loss per share from continuing operations attributable to commons stockholders - diluted (in dollar per share)	(2.62)	(2.90)
Net loss per share from discontinued operations attributable to commons stockholders - basic (in dollar per share)	0.24	0.53
Net loss per share from discontinued operations attributable to commons stockholders - diluted (in dollar per share)	0.24	0.53
Net loss per share - basic (in dollar per share)	(2.38)	(2.38)
Net loss per share - diluted (in dollar per share)	$ (2.38)	$ (2.38)
Weighted average common shares outstanding - basic	13,832,887	10,444,767
Weighted average common shares outstanding - diluted	13,832,887	10,444,767